Repurchase and Resell Agreements - Additional Information (Detail) In Millions, unless otherwise specified				12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Maximum	Mar. 31, 2012 Maximum
Repurchase Agreement and Resale Agreement Counterparty [Line Items]
Securities purchased under agreements to resell, maturity (days)				14 days	14 days
Securities purchased under agreements to resell, amount outstanding	$ 1,228.9	67,000.0	20,868.3
Securities sold under repurchase agreements, maturity (days)				14 days	14 days
Securities sold under repurchase agreements, amount outstanding	$ 3,760.1	205,000.0	70,000.0